Impairments	12 Months Ended
Dec. 31, 2020
Impairments
Impairments

Note 9. Impairments

Skr mn	2020	2019	2018
Expected credit losses, stage 1	-98	-19	6
Expected credit losses, stage 2	-48	11	14
Expected credit losses, stage 3	-7	-17	-13
Established credit losses	-20	-25	—
Reserves applied to cover established credit losses	20	40	—
Recovered credit losses	—	—	0
Net credit losses	-153	-10	7

The table below shows the book value of loans and nominal amounts for off-balance sheet exposures before expected credit losses for each stage as well as related loss allowance amounts, in order to place expected credit losses in relation to credit exposures. Overall, the credit portfolio has an extremely high credit quality and SEK often uses risk mitigation measures, primarily through guarantees from the Swedish Export Credit Agency (EKN) and other government export credit agencies in the Organisation for Economic Co-operation and Development (OECD), which explains the low provision ratio.

	December 31, 2020				December 31, 2019
Skr mn	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Loans, before expected credit losses
Loans in the form of interest-bearing securities	47,095	3,719	—	50,814	40,909	2,735	—	43,644
Loans to credit institutions	8,834	509	—	9,343	9,578	541	—	10,119
Loans to the public	142,179	28,109	1,482	171,770	132,313	30,326	1,316	163,955
Total loans, before expected credit losses	198,108	32,337	1,482	231,927	182,800	33,602	1,316	217,718
Off balance, before expected credit losses
Guarantees	2,463	1,506	—	3,969	3,232	1,161	—	4,393
Committed undisbursed loans	25,893	32,642	—	58,535	28,083	26,856	11	54,950
Total, before expected credit losses	226,464	66,485	1,482	294,431	214,115	61,619	1,327	277,061
of which guaranteed	59.5%	84.6%	97.6%	63.2%	56.4%	92.1%	95.4%	62.2%
Loss allowance, loans
Loans in the form of interest-bearing securities	-20	-13	—	-33	-14	-2	—	-16
Loans to credit institutions	-6	0	—	-6	-1	0	—	-1
Loans to the public	-113	-42	-46	-201	-36	-7	-64	-107
Total loss allowance, loans	-139	-55	-46	-240	-51	-9	-64	-124
Loss allowance, off balance[1]
Guarantees	0	0	—	—	0	0	0	0
Committed undisbursed loans	-8	-1	—	-9	-3	-1	—	-4
Total, loss allowance	-147	-56	-46	-249	-54	-10	-64	-128
Provision ratio	0.06%	0.08%	3.10%	0.08%	0.03%	0.02%	4.82%	0.05%
1	Recognized under provision in Consolidated Statement of Financial Position.

Loans and off balance, before loss allowance

	December 31, 2020				December 31, 2019
Skr mn	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Opening balance	214,115	61,619	1,327	277,061	202,583	60,678	1,425	264,686
Increase due to origination and acquisition	134,041	25,944	815	160,800	73,812	5,633	113	79,558
Transfer to stage 1	683	-872	—	-189	13	-16	—	-3
Transfer to stage 2	-8,391	7,422	-159	-1,128	-6,752	6,281	—	-471
Transfer to stage 3	—	-42	34	-8	-97	-199	286	-10
Decrease due to derecognition	-113,984	-27,586	-535	-142,105	-55,444	-10,758	-497	-66,699
Closing balance	226,464	66,485	1,482	294,431	214,115	61,619	1,327	277,061

Loss allowance

	December 31, 2020				December 31, 2019
Skr mn	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Opening balance	-54	-10	-64	-128	-34	-21	-84	-139
Increases due to origination and acquisition	-84	0	—	-84	-22	-1	0	-23
Net remeasurement of loss allowance	-23	-48	2	-69	-4	7	7	10
Transfer to stage 1	0	0	—	—	0	0	—	0
Transfer to stage 2	1	-1	0	—	0	0	—	0
Transfer to stage 3	—	1	-10	-9	0	2	-24	-22
Decreases due to derecognition	8	0	0	8	6	4	—	10
Decrease in allowance account due to write-offs	—	—	20	20	—	—	40	40
Exchange-rate differences[1]	5	2	6	13	0	-1	-3	-4
Closing balance	-147	-56	-46	-249	-54	-10	-64	-128
1	Recognized under Net results of financial transactions in the Statement of Comprehensive Income.

Provisions for expected credit losses (ECLs) are calculated using quantitative models based on inputs, assumptions and methods that are highly reliant on assessments. In particular, the following could heavily impact the level of provisions: the establishment of a material increase in credit risk, allowing for forward-looking macroeconomic scenarios, and the measurement of both ECLs over the next 12 months and lifetime ECLs. ECLs are based on objective assessments of what SEK expects to lose on the exposures given what was known on the reporting date and taking into account possible future events. The ECL is a probability-weighted amount that is determined by evaluating the outcome of several possible scenarios and where the data taken into consideration comprises information from previous conditions, current conditions and projections of future economic conditions. SEK's method entails three scenarios being prepared for each probability of default curve: (i) a base scenario, (ii) a downturn scenario and (iii) an upturn scenario. The base scenario consists of GDP forecasts from the World Bank. When calculating the ECL as of December 31, 2020 the latest available forecast was the World Bank's forecast from June 2020. The base scenario has been weighted at between 72 and 78 percent, and the downturn and upturn scenarios weighted equally at between 11 and 14 percent.

SEK's IFRS 9 model is based on GDP growth projections estimating the impact on the probability of default. SEK's management believes that the strong positive GDP growth projections for 2021 may understate the probability of default of the asset portfolio, as they do not take into account the sharp fall in GDP during the second quarter. In the fourth quarter, SEK made an overall adjustment to increase expected credit losses, which was calculated pursuant to SEK's IFRS 9 model as of December 31, 2020.

SEK has conducted an extensive assessment of material increases in credit risk due to the COVID-19 pandemic. SEK's assessment is that the company's method is still applicable for assessing whether a material increase in credit risk has occurred. SEK has noted an increase in credits moving from stage 1 to stage 2, which was mainly attributable to an increase in forbearance agreements due to the COVID-19 pandemic and decreased ratings. The movements from stage 1 to stage 2 have not had any material impact on expected credit losses.

Loan credit quality, before expected credit losses, allocated by stage

	December 31, 2020				December 31, 2019
Skr mn	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
AAA	37	—	—	37	546	—	—	546
AA+ to A-	29,261	—	—	29,261	31,421	—	—	31,421
BBB+ to BBB-	130,068	1,166	—	131,234	116,040	1,147	—	117,187
BB+ to BB-	32,281	23,201	—	55,482	23,378	20,381	—	43,759
B+ to B-	5,998	7,053	—	13,051	11,411	11,894	—	23,305
CCC to D	463	917	1,482	2,862	4	180	1,316	1,500
Total, before expected credit losses	198,108	32,337	1,482	231,927	182,800	33,602	1,316	217,718

More information regarding SEK’s Credit Policy is found in note 26 and in the Risk and capital management section.